COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12: COMMITMENTS AND CONTINGENCIES
As of June 30, 2013, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through June 2015. There were no contingencies in the first and second quarter of 2013.
The future minimum commitments by period as of June 30, 2013, of Navios Acquisition under its ship building contracts, were as follows:

Amount
June 30, 2014	$187,786
June 30, 2015	117,288
Total	$305,074

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